Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure Of Major Components Of Tax Expense

	Year ended December 31
	2017	2018	2019
Current income tax expense:
Current year (i)	$39.3	$44.4	$35.1
Adjustments for prior years, including changes to net provisions related to tax uncertainties (ii)	(0.2)	(4.7)	(12.3)
	39.1	39.7	22.8
Deferred income tax expense (recovery):
Origination and reversal of temporary differences (i) (iii)	(5.6)	6.2	15.4
Changes in previously unrecognized tax losses and deductible temporary differences, including adjustments for prior years (iii) (iv)	(5.9)	(62.9)	(8.7)
	(11.5)	(56.7)	6.7
Income tax expense (recovery)	$27.6	$(17.0)	$29.5

Disclosure Of Reconciliation Of Income Taxes Calculated At The Statutory Income Tax Rate To The Effective Tax Rate
A reconciliation of income taxes calculated at the statutory income tax rate to the income tax expense at the effective tax rate is as follows:

	Year ended December 31
	2017	2018	2019

Earnings before income taxes	$133.1	$81.9	$99.8
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2018 and 2017 — 26.5%)	$35.3	$21.7	$26.4
Impact on income taxes from:
Manufacturing and processing deduction	(0.1)	(0.1)	—
Foreign income taxed at different rates	(7.6)	(9.1)	(6.7)
Foreign exchange	(6.8)	3.8	5.0
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties (i) (ii) (iii)	3.4	11.3	(5.8)
Change in tax rates	—	—	(0.8)
Change in unrecognized tax losses and deductible temporary differences (iii) (iv)	3.4	(44.6)	11.4
Income tax expense (recovery)	$27.6	$(17.0)	$29.5

(i)
These line items for 2017 in the two tables above were negatively impacted by a deferred tax expense of $4.0 related to taxable temporary differences associated with the then-anticipated repatriation of undistributed earnings from certain of our Chinese subsidiaries, of which $3.5 was realized as a current tax expense for withholding tax on dividends paid in 2018. These line items for 2019 in the two tables above were negatively impacted by a deferred tax expense of $6.0 related to taxable temporary differences associated with the anticipated repatriation of undistributed earnings from certain of our Chinese and Thai subsidiaries.

(ii)
These line items for 2019 in the two tables above include tax benefits related to return-to-provision adjustments and reversals of previously-recorded tax liabilities and uncertainties (discussed below).

(iii)
These line items for 2019 in the two tables above include the tax expense related to the taxable portion of the Property Gain and the recognition of offsetting previously-unrecognized tax losses (discussed below).

(iv)	These line items for 2018 in the two tables above include the recognition of an aggregate of $53.3 of deferred tax assets in our U.S. group of subsidiaries (discussed below).

Changes In Deferred Tax Assets And Liabilities
Changes in deferred tax assets and liabilities for the periods indicated are as follows:

	Unrealized foreign exchange gains	Accounting provisions not currently deductible	Pensions and non-pension post-retirement benefits	Tax losses carried forward	Property, plant and equipment and intangibles	Other	Reclassification between deferred tax assets and deferred tax liabilities(i)	Total
Deferred tax assets:
Balance — January 1, 2018	$—	$8.8	$—	$34.6	$6.3	$—	$(12.1)	$37.6
Credited (charged) to net earnings	—	2.1	—	36.8	—	17.1	—	56.0
Credited (charged) directly to equity	—	—	—	(9.8)	—	1.7	—	(8.1)
Effects of foreign exchange	—	(0.1)	—	(2.1)	—	0.1	—	(2.1)
Other	—	—	—	—	(6.3)	(4.1)	(36.3)	(46.7)
Balance — December 31, 2018	—	10.8	—	59.5	—	14.8	(48.4)	36.7
Credited (charged) to net earnings	—	(1.0)	0.6	2.1	—	(3.1)	—	(1.4)
Credited (charged) directly to equity	—	—	—	0.3	—	(0.6)	—	(0.3)
Additions from business combinations	—	(0.1)	—	—	—	—	—	(0.1)
Effects of foreign exchange	—	(0.1)	—	1.0	—	0.3	—	1.2
Other	—	—	(0.8)	—	—	—	(1.7)	(2.5)
Balance — December 31, 2019	$—	$9.6	$(0.2)	$62.9	$—	$11.4	$(50.1)	$33.6
Deferred tax liabilities:
Balance — January 1, 2018	$25.2	$—	$10.6	$—	$—	$4.1	$(12.1)	$27.8
Charged (credited) to net earnings	1.5	—	—	—	(2.3)	—	—	(0.8)
Charged (credited) directly to equity	—	—	(9.9)	—	—	—	—	(9.9)
Additions from business combinations	—	—	—	—	56.6	—	—	56.6
Effects of foreign exchange	(2.1)	—	0.1	—	0.5	—	—	(1.5)
Other	—	—	—	—	(6.3)	(4.1)	(36.3)	(46.7)
Balance — December 31, 2018	24.6	—	0.8	—	48.5	—	(48.4)	25.5
Charged (credited) to net earnings	0.8	—	—	—	4.5	—	—	5.3
Additions from business combinations	—	—	—	—	(0.9)	—	—	(0.9)
Effects of foreign exchange	1.0	—	—	—	—	—	—	1.0
Other	—	—	(0.8)	—	—	—	(1.7)	(2.5)
Balance — December 31, 2019	$26.4	$—	$—	$—	$52.1	$—	$(50.1)	$28.4

(i)
This reclassification reflects the offsetting of deferred tax assets and deferred tax liabilities to the extent they relate to the same taxing authorities and there is a legally enforceable right to such offset.